Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

	2022	2021
Numerator:
Net loss attributable to common stockholders	$(241,317)	$(226,790)
Denominator:
Weighted-average common shares outstanding, basic and diluted	108,268,289	42,621,265
Net loss per share attributable to common stockholders, basic and diluted	$(2.23)	$(5.32)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	2022	2021
Stock options to purchase common stock	23,239,391	18,871,592
Unvested restricted common stock	360,333	3,082,175
Warrants to purchase common stock	6,824,712	—
	30,424,436	21,953,767